ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2024	2023
Accounts receivable	$142	$229
Less: Allowance for credit losses	(1)	(2)
	$141	$227

Summary of Changes in Allowance for Credit Losses

The following is a summary of the changes in our Company’s allowance for credit losses during the years ended December 31, 2024, 2023 and 2022:

(in US$ thousands)	2024	2023	2022
Balance at beginning of year	$2	$1	$2
Additions: Provision for expected credit losses	1	7	2
Less: Write-off	(1)	(6)	(3)
Translation adjustment	(1)	—	—
Balance at end of year	$1	$2	$1